CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 6,330.3	$ 6,140.0	$ 5,863.5
Cost of products sold	4,679.1	4,502.3	4,335.3
Gross profit	1,651.2	1,637.7	1,528.2
Marketing, general and administrative expense	1,155.3	1,179.0	1,148.9
Interest expense	63.3	59.0	72.9
Other expense, net	68.2	36.6	68.8
Income from continuing operations before taxes	364.4	363.1	237.6
Provision for income taxes	113.3	118.8	80.0
Income from continuing operations	251.1	244.3	157.6
(Loss) income from discontinued operations, net of tax	(2.2)	(28.5)	57.8
Net income	$ 248.9	$ 215.8	$ 215.4
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 2.68	$ 2.48	$ 1.54
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.29)	$ 0.56
Net income per common share (in dollars per share)	$ 2.65	$ 2.19	$ 2.10
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 2.62	$ 2.44	$ 1.52
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.28)	$ 0.56
Net income per common share, assuming dilution (in dollars per share)	$ 2.60	$ 2.16	$ 2.08
Dividends per common share (in dollars per share)	$ 1.34	$ 1.14	$ 1.08
Weighted average shares outstanding:
Common shares (in shares)	93.8	98.4	102.6
Common shares, assuming dilution (in shares)	95.7	100.1	103.5